H5 Fees to auditors (Tables)	12 Months Ended
Dec. 31, 2021
Auditor's remuneration [abstract]
Summary of Fees to Auditors

Fees to auditors
2021	Deloitte	Others	Total
Audit fees	132	8	140
Audit-related fees	9	1	10
Tax fees	2	6	8
Other fees	1	2	3
Total	144	17	161
2020	Deloitte	Others	Total
Audit fees	97	9	106
Audit-related fees	8	—	8
Tax fees	4	6	10
Other fees	5	2	7
Total	114	17	131
2019	PwC	Others	Total
Audit fees	96	9	105
Audit-related fees	12	—	12
Tax fees	10	11	21
Other fees	6	6	12
Total	124	26	150